Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Debt [Table Text Block]
	December 31, 2015	December 31, 2014

Revolving credit facility	$255,165	$299,061
3.84% senior secured notes due January 2025	-	150,000
6.40% senior secured notes due September 2015	-	12,500
5.44% senior secured notes due April 2015	-	20,000
Unamortized gain on settlement of interest rate swaps	-	1,828
Adjustments to long-term debt resulting from interest rate swaps	-	27
Capital leases maturing at various dates through 2018	1,870	4,228
Other long-term debt maturing at various dates up to 2018	3,912	5,704
	260,947	493,348
Less: current portion	3,200	36,396
Long-term debt - non-current	$257,747	$456,952

Schedule of Maturities of Long-term Debt [Table Text Block]
2016	$3,200
2017	2,009
2018	388
2019	181
2020 and thereafter	255,169